SCHEDULE OF OPTIONS OUTSTANDING AND WEIGHTED AVERAGE EXERCISE PRICE (Details)	12 Months Ended
	Mar. 31, 2025 shares $ / shares	Mar. 31, 2024 shares $ / shares	Mar. 31, 2023 shares $ / shares
Notes and other explanatory information [abstract]
Beginning balance, Options outstanding | shares	2,421,650	1,696,451	1,113,841
Beginning balance, Weighted Average Exercise price, outstanding | $ / shares	$ 3.34	$ 3.85	$ 4.86
Options, granted | shares	951,017	727,500	612,610
Weighted Average Exercise price, Granted | $ / shares	$ 1.54	$ 1.53	$ 1.04
Options, forfeited | shares	(1,553,764)	(2,301)	(30,000)
Weighted Average Exercise price, Forfeited | $ / shares	$ 4.18	$ 2.13
Options, exercised | shares
Weighted Average Exercise price, Exercised | $ / shares
Ending balance, Options outstanding | shares	1,818,903	2,421,650	1,696,451
Ending balance, Weighted Average Exercise price, outstanding | $ / shares	$ 1.68	$ 3.34	$ 3.85
Options, Exercisable | shares	396,175	894,956	560,082
Ending balance, Weighted Average Exercise price, Exercisable | $ / shares	$ 1.87	$ 4.34	$ 4.41